Restructuring Costs, Net - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2014 Employees	Jun. 30, 2013	Jun. 30, 2014 Employees	Jun. 30, 2013 Operations	Jun. 30, 2014 Land, Building and Equipment [Member]	Dec. 31, 2013 Land, Building and Equipment [Member]	Jun. 30, 2014 Land, Building and Equipment [Member]	Jun. 30, 2014 China [Member]	Jun. 30, 2013 China [Member] Employees	Jun. 30, 2014 Involuntary Employee Terminations [Member]	Jun. 30, 2013 Involuntary Employee Terminations [Member]	Jun. 30, 2014 Involuntary Employee Terminations [Member]	Jun. 30, 2013 Involuntary Employee Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 500,000	$ 300,000	$ 800,000	$ 300,000						$ 400,000	$ 900,000	$ 700,000	$ 1,100,000
Residual closing costs								100,000
Gain on sale of equipment			100,000
Manufacturing footprint optimization costs			500,000
Professional costs	300,000		1,700,000
Number of employees terminated due to restructuring plan	79		79						61
Relocation costs			200,000
Estimated termination benefits	900,000		1,800,000
Expected number of employees to be impact by restructuring plan			232
Expected plant closure date			Jun. 30, 2014
Equipment relocation and facility closing costs	2,200,000		2,700,000
Impairment charge related to land, building and equipment					300,000	1,800,000	300,000
Accrued termination benefits cost	2,100,000		2,100,000
Lease termination and asset retirement obligation costs		100,000		100,000
Impairment charge		500,000		500,000
Other closing costs		100,000		100,000
Number of manufacturing operations plan to close and relocate from chinese subsidiaries to existing U.S. facilities				1
Deferred curtailed gain		$ 300,000		$ 300,000